Bank Indebtedness - Summary of Company's Bank Indebtedness Arising from Financing Activities (Detail) - Secured Asset Based Revolving Credit Facility [Member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Bank Indebtedness [Line Items]
Beginning balance	$ 0.1	$ 90.1
Revolving Credit Facility drawn	44.8	18.3
Repayment of Revolving Credit Facility	(43.0)	(105.1)
Foreign exchange		(3.2)
Ending balance	$ 1.9	$ 0.1